BlackRock Large Cap Core V.I. Fund
Fund Overview Key Facts about BlackRock Large Cap Core V.I. Fund
Investment Objective
The investment objective of BlackRock Large Cap Core V.I. Fund (the “Fund”) is to seek high total investment return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock Large Cap Core V.I. Fund		Class I Shares	Class II Shares	Class III Shares
Management Fees		0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees		none	0.15%	0.25%
Other Expenses	[1][2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	[2]	0.76%	0.91%	1.01%
[1]	Other Expenses have been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report, which does not include the restatement of Other Expenses to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example BlackRock Large Cap Core V.I. Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	78	243	422	942
Class II Shares	93	290	504	1,120
Class III Shares	103	322	558	1,236

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies located in the United States included at the time of purchase in the Russell 1000® Index. Equity securities are common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 22, 2012, the lowest market capitalization in this group was approximately $1.4 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

Total investment return is the combination of capital appreciation and investment income.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Investment Style Risk — Because different kinds of stocks go in and out of favor depending on market conditions, the Fund’s performance may be better or worse than other funds with different investment styles (e.g., growth vs. value, large cap vs. small cap).

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Index. As with all such investments, past performance is not an indication of future results. Separate account fees and expenses are not reflected in the bar chart. If they were, returns would be less than those shown. The returns for Class II Shares prior to September 30, 2004, the commencement of offering of Class II Shares, and the returns for Class III Shares prior to January 27, 2009, the recommencement of Class III Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class II and Class III Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class II and Class III Shares. This information may be considered when assessing the performance of Class II and Class III Shares, but does not represent the actual performance of Class II and Class III Shares. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by phone at 800-882-0052.
Class I Shares ANNUAL TOTAL RETURNS BlackRock Large Cap Core V.I. Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 15.79% (quarter ended June 30, 2003) and the lowest return for a quarter was –20.12% (quarter ended December 31, 2008). The year to date return as of March 31, 2013 was 9.94%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns BlackRock Large Cap Core V.I. Fund	1 Year	5 Years	10 Years
Class I Shares	12.75%	(1.11%)	7.41%
Class II Shares	12.59%	(1.27%)	7.26%
Class III Shares	12.49%	(1.37%)	7.14%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%